Income taxes: (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes:
Summary of difference between statutory federal income tax rate on income before income taxes and effective income tax rate

	2018	2017	2016
Statutory federal income tax rate	21.0%	35.0%	35.0%
Patronage exclusion	(20.8)%	(34.1)%	(34.7)%
AMT credit monetization	(0.0)%	2.2%	0.0%
Other	(0.2)%	(0.9)%	(0.3)%
Effective income tax rate	(0.0)%	(2.2)%	0.0%

Schedule of components of net deferred tax assets and liabilities

	(dollars in thousands)
	2018	2017
Deferred tax assets
Net operating losses	$3,830	$19,668
Tax credits (alternative minimum tax and other)	—	—
Accounting for Rocky Mountain transactions	231,543	231,268
Advance payments	46,708	—
Other assets	82,655	75,013
Deferred tax assets	364,736	325,949
Less: Valuation allowance	(3,830)	(19,668)
Net deferred tax assets	$360,906	$306,281

Deferred tax liabilities
Depreciation	$268,039	$271,652
Accounting for Rocky Mountain transactions	116,226	114,514
Other liabilities	75,691	78,407
Deferred tax liabilities	459,956	464,573
Net deferred tax liabilities	99,050	158,292
Less: Patronage exclusion	(99,050)	(158,292)
Net deferred taxes	$—	$—

Schedule of federal tax net operating loss carryforwards and alternative minimum tax credits

As of December 31, 2018, we have federal tax net operating loss carryforwards and alternative minimum tax credits as follows:

	(dollars in thousands)
	Alternative
	Minimum
Expiration Date	Tax Credits	NOLs
2019	—	10,516
2020	—	4,362
	$—	$14,878